UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07723
Worldwide Health Sciences Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio	as of November 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.27%

Security	Shares	Value	Percentage of Net Assets

Major Capitalization - Europe — 15.14% (1)
Altana AG	1,750,000	$95,731,616	3.89%
Novartis AG	3,900,000	186,831,747	7.59%
Serono SA	140,000	89,994,999	3.66%
		$372,558,362	15.14%

Major Capitalization - Far East — 11.29% (1)
Chugai Pharmaceuticals Co., Ltd.	4,249,700	66,679,767	2.71%
Fujisawa Pharmaceutical Co., Ltd.	3,800,000	98,130,999	3.99%
Takeda Chemical Industries, Ltd.	2,300,000	112,916,417	4.59%
		$277,727,183	11.29%

Major Capitalization - North America — 37.48% (1)
Amgen, Inc. (2)	2,341,000	140,553,640	5.71%
Genentech, Inc. (2)	1,900,000	91,675,000	3.73%
Genzyme Corp. (2)	2,916,000	163,325,160	6.64%
Lilly (Eli) & Co.	1,812,000	96,633,960	3.93%
MedImmune, Inc. (2)	4,041,000	107,490,600	4.37%
Pfizer, Inc.	5,000,000	138,850,000	5.64%
Schering-Plough Corp.	5,500,000	98,175,000	3.99%
Wyeth Corp.	2,138,500	85,261,995	3.47%
		$921,965,355	37.48%

Specialty Capitalization - Europe — 0.59%
Berna Biotech AG (2)	1,702,812	14,624,608	0.59%
		$14,624,608	0.59%

Specialty Capitalization - North America — 32.77%
Abgenix, Inc. (2)	4,000,000	40,600,000	1.65%
Acadia Pharmaceuticals, Inc. (2)	90,000	608,400	0.02%
Acadia Pharmaceuticals, Inc. (2) (3) (4)	531,606	3,593,657	0.15%
Affymetrix, Inc. (2)	2,700,000	91,665,000	3.73%
Biogen Idec, Inc. (2)	1,851,600	108,651,888	4.42%

Biovail Corp. (2)	2,052,000	$30,882,600	1.26%
Enzon Pharmaceuticals, Inc. (2)	3,100,000	41,974,000	1.71%
Exelixis, Inc. (2)	3,100,000	27,807,000	1.13%
Gen-Probe, Inc. (2)	2,100,000	83,790,000	3.41%
Given Imaging Ltd. (2) (3) (4)	485,000	16,072,900	0.65%
Human Genome Sciences, Inc. (2)	5,195,000	57,145,000	2.32%
IVAX Corp. (2)	1,812,000	28,285,320	1.15%
Ligand Pharmaceuticals, Inc., Class B (2)	4,050,000	45,360,000	1.84%
Memory Pharmaceuticals Corp. (2) (3) (4)	289,628	1,810,175	0.07%
NPS Pharmaceuticals, Inc. (2)	3,149,500	56,407,545	2.29%
Onyx Pharmaceuticals, Inc. (2)	833,000	26,056,240	1.06%
OSI Pharmaceuticals, Inc. (2)	1,225,000	58,285,500	2.37%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	3,369,740	0.14%
Savient Pharmaceuticals, Inc. (2)	1,701,000	3,742,200	0.15%
Tanox, Inc. (2)	2,788,000	38,613,800	1.57%
Transkaryotic Therapies, Inc. (2)	1,817,000	41,445,770	1.68%
		$806,166,735	32.77%

Total Common Stocks (identified cost $2,196,265,237)		$2,393,042,243

Preferred Stocks — 0.03%

Security	Shares	Value	Percentage of Net Assets

Specialty Capitalization - North America — 0.02%
Predix Pharmaceuticals Holdings, Inc. Series AB (2) (3) (4)	646,000	142,379	0.01%
Predix Pharmaceuticals Holdings, Inc. Series C (2) (3) (4)	2,337,565	515,199	0.02%
		$657,578	0.03%

Total Preferred Stocks (identified cost $3,015,129)		$657,578

Options — 0.00%

Security	Shares	Value	Percentage of Net Assets

Specialty Capitalization - North America — 0.00%
Orchid BioSciences, Inc. Options, Exp. 7/24/11, 12/21/11 (2) (3) (4)	2,898	345	0.00%
		$345	0.00%

Total Options (identified cost, $0)		$345

Warrants — 0.03%

Security	Shares	Value	Percentage of Net Assets

Specialty Capitalization - North America — 0.03%

Given Imaging Warrants, Exp. 9/15/11 (2) (3) (4)	1,283	$38,246	0.00%
Predix Pharmaceuticals Holdings, Inc. Series AB Warrants, Exp 8/9/09 (2) (3) (4)	3,252,806	683,089	0.03%

Total Warrants (identified cost, $0)		$721,335

Short-Term Investments — 2.47%

Security	Principal Amount (000’s omitted)	Value	Percentage of Net Assets
General Electric Capital Corp., 2.06%, 12/1/04	4,577	$4,577,000	0.18%

Household Finance Corp., 2.06%, 12/15/04	31,369	31,343,870	1.27%
Investors Bank and Trust Company Time Deposit, 2.06%, 12/1/04	25,000	25,000,000	1.02%

Total Short-Term Investments (at amortized cost, $60,920,870)		$60,920,870

Total Investments (identified cost $2,260,201,236)		$2,455,342,371	99.80%

Other Assets, Less Liabilities		$4,800,752	0.20%

Net Assets		$2,460,143,123	100.00%

(1)           Major capitalization is defined as market value of $5 billion or more.

(2)           Non-income producing security.

(3)           Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)           Restricted security.

The Portfolio did not have any open financial instruments at November 30, 2004

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,260,201,236
Gross unrealized appreciation	$455,789,305
Gross unrealized depreciation	(260,648,170)
Net unrealized appreciation	$195,141,135

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:
Samuel D. Isaly
President and Principal Executive Officer

Date:	January 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Samuel D. Isaly
President and Principal Executive Officer

Date:	January 19, 2005

By:
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	January 19, 2005